Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 18, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.         FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective November 18, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.88%	0.88%
Other expenses	0.15%	0.49%
Dividend or interest expense on short sales	0.10%	0.10%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses	1.17%	1.51%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Expense Example table is deleted in its entirety and replaced with the following effective November 18, 2020:
	Institutional Class	Investor Class
1 Year	$ 119	$ 154
3 Years	$ 372	$ 477
5 Years	$ 644	$ 824
10 Years	$1,420	$1,802
VI.         FEES AND EXPENSES CHANGES FOR THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective December 17, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.78%	0.78%
Other expenses	0.12%	0.40%
Dividend or interest expense on short sales	0.19%	0.19%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.10%	1.38%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Expense Example table is deleted in its entirety and replaced with the following effective December 17, 2020:
	Institutional Class	Investor Class
1 Year	$ 112	$ 140
3 Years	$ 350	$ 437
5 Years	$ 606	$ 755
10 Years	$1,340	$1,657

Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 18, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
III.         FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective November 18, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.88%	0.88%
Other expenses	0.15%	0.49%
Dividend or interest expense on short sales	0.10%	0.10%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses	1.17%	1.51%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Expense Example table is deleted in its entirety and replaced with the following effective November 18, 2020:
	Institutional Class	Investor Class
1 Year	$ 119	$ 154
3 Years	$ 372	$ 477
5 Years	$ 644	$ 824
10 Years	$1,420	$1,802

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Strategic Alternatives Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	$ 1,420
Strategic Alternatives Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.88%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	$ 1,802
INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated November 18, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
VI.         FEES AND EXPENSES CHANGES FOR THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective December 17, 2020:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.78%	0.78%
Other expenses	0.12%	0.40%
Dividend or interest expense on short sales	0.19%	0.19%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	1.10%	1.38%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the International Equity Fund, on page 137, the Expense Example table is deleted in its entirety and replaced with the following effective December 17, 2020:
	Institutional Class	Investor Class
1 Year	$ 112	$ 140
3 Years	$ 350	$ 437
5 Years	$ 606	$ 755
10 Years	$1,340	$1,657

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
INTERNATIONAL EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,340
INTERNATIONAL EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.78%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	$ 1,657

[1]	The management fee has been restated to reflect the estimated management fee for the current fiscal year.